Employee Stock Purchase Plan (Details) - Employee Stock Purchase Plan [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Class of Stock [Line Items]
Shares were reserved for future issuance	1,000,000	1,000,000
Common Class A [Member]
Class of Stock [Line Items]
Purchase price of stock	85.00%	85.00%